UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2017

Date of reporting period:	11/30/2016

Item 1. Schedule of Investments

Prudential Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of November 30, 2016 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Aerospace & Defense — 0.4%
B/E Aerospace, Inc.	499,175	$29,970,467

Airlines — 1.1%
Spirit Airlines, Inc.*	1,499,291	83,360,580

Auto Components — 1.1%
Delphi Automotive PLC	1,211,211	77,517,504

Banks — 1.3%
First Republic Bank(a)	1,141,351	93,476,647

Beverages — 0.4%
Monster Beverage Corp.*	671,559	30,052,265

Biotechnology — 1.2%
BioMarin Pharmaceutical, Inc.*(a)	884,258	75,719,013
Vertex Pharmaceuticals, Inc.*(a)	134,979	11,015,636

		86,734,649

Building Products — 0.7%
Allegion PLC	783,434	52,419,569

Capital Markets — 4.0%
Affiliated Managers Group, Inc.*(a)	811,314	120,155,604
Intercontinental Exchange, Inc.	1,342,865	74,394,721
MarketAxess Holdings, Inc.	47,977	7,953,147
TD Ameritrade Holding Corp.	2,084,490	85,484,935

		287,988,407

Chemicals — 2.6%
Axalta Coating Systems Ltd.*	2,501,897	66,100,119
FMC Corp.	1,542,671	86,574,697
WR Grace & Co.	612,598	39,978,145

		192,652,961

Commercial Services & Supplies — 2.3%
Copart, Inc.*	1,747,576	95,627,359
Stericycle, Inc.*(a)	983,768	71,785,551

		167,412,910

Communications Equipment — 1.3%
Palo Alto Networks, Inc.*(a)	681,393	91,558,777

Construction & Engineering — 1.2%
Quanta Services, Inc.*	2,650,307	89,368,352

Construction Materials — 0.5%
Vulcan Materials Co.	265,512	33,361,583

Consumer Finance — 1.7%
SLM Corp.*	12,074,388	121,589,087

Containers & Packaging — 0.8%
Sealed Air Corp.	1,315,421	59,983,198

Diversified Telecommunication Services — 2.5%
SBA Communications Corp. (Class A Stock)*	1,871,085	185,162,572

Electrical Equipment — 1.7%
AMETEK, Inc.	2,556,098	121,031,240

Electronic Equipment, Instruments & Components — 2.8%
Amphenol Corp. (Class A Stock)(a)	2,112,888	144,225,735
CDW Corp.	1,095,587	56,137,878

		200,363,613

Equity Real Estate Investment Trusts (REITs) — 2.4%
Crown Castle International Corp.	961,940	80,283,512
Equinix, Inc.	268,360	90,909,634

		171,193,146

Food & Staples Retailing — 1.2%
Sprouts Farmers Market, Inc.*(a)	4,211,147	84,265,051

Food Products — 3.7%
Hain Celestial Group, Inc. (The)*(a)	3,026,264	118,599,286
J.M. Smucker Co. (The)	408,788	51,486,849
Mead Johnson Nutrition Co.	1,011,136	72,892,794
TreeHouse Foods, Inc.*(a)	338,638	23,474,386

		266,453,315

Health Care Equipment & Supplies — 4.1%
Align Technology, Inc.*	760,898	70,801,559
C.R. Bard, Inc.	136,028	28,640,695
Cooper Cos., Inc. (The)	374,060	61,529,129
DexCom, Inc.*(a)	881,929	57,581,145
Edwards Lifesciences Corp.*	516,534	42,794,842
West Pharmaceutical Services, Inc.	440,165	35,719,390

		297,066,760

Health Care Providers & Services — 6.4%
Centene Corp.*	2,179,642	125,612,768
Envision Healthcare Holdings, Inc.*	1,847,032	41,964,567
Henry Schein, Inc.*	725,648	108,092,526
Laboratory Corp. of America Holdings*	807,940	101,679,249
Universal Health Services, Inc. (Class B Stock)	713,397	87,762,099

		465,111,209

Hotels, Restaurants & Leisure — 4.8%
Aramark	2,416,214	83,141,924
Hilton Worldwide Holdings, Inc.	5,327,608	133,563,133
Marriott International, Inc. (Class A Stock)	318,594	25,098,835
Norwegian Cruise Line Holdings Ltd.*	2,095,730	83,431,011
Vail Resorts, Inc.	160,047	25,351,445

		350,586,348

Household Products — 1.2%
Church & Dwight Co., Inc.	1,730,836	75,793,308
Clorox Co. (The)	124,216	14,354,401

		90,147,709

Independent Power & Renewable Electricity Producers — 0.6%
Atlantica Yield PLC (Spain)	2,450,557	44,404,093

Industrial Conglomerates — 3.0%
Carlisle Cos., Inc.	572,062	64,168,194
Roper Technologies, Inc.	840,434	152,211,002

		216,379,196

IT Services — 5.3%
Fidelity National Information Services, Inc.	871,239	67,250,938
FleetCor Technologies, Inc.*	566,102	84,541,673
Global Payments, Inc.	1,154,712	79,155,508
Vantiv, Inc. (Class A Stock)*	2,751,450	155,264,323

		386,212,442

Life Sciences Tools & Services — 1.3%
Quintiles Transnational Holdings, Inc.*	1,251,347	96,140,990

Media — 1.0%
AMC Networks, Inc. (Class A Stock)*	1,346,129	74,373,627

Mortgage Real Estate Investment Trusts (REITs) — 2.3%
MFA Financial, Inc.	7,865,297	61,506,622
Starwood Property Trust, Inc.	4,878,829	109,627,288

		171,133,910

Multiline Retail — 4.1%
Dollar General Corp.	1,027,137	79,418,233
Dollar Tree, Inc.*	2,518,559	222,036,161

		301,454,394

Oil, Gas & Consumable Fuels — 2.3%
Concho Resources, Inc.*	265,722	38,003,560
Noble Energy, Inc.	2,073,150	79,111,404
Targa Resources Corp.	903,962	48,172,135

		165,287,099

Pharmaceuticals — 1.2%
Zoetis, Inc.	1,774,171	89,382,735

Professional Services — 1.8%
IHS Markit Ltd.*	3,572,152	128,383,143

Real Estate Management & Development — 1.6%
CBRE Group, Inc. (Class A Stock)*	4,034,072	117,149,451

Road & Rail — 0.9%
JB Hunt Transport Services, Inc.	664,510	63,374,319

Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.	2,017,625	149,788,480
NXP Semiconductors NV (Netherlands)*	1,393,631	138,178,514

		287,966,994

Software — 8.3%
Check Point Software Technologies Ltd. (Israel)*(a)	1,000,950	82,408,213
Electronic Arts, Inc.*	1,492,776	118,287,570
Intuit, Inc.	502,616	57,137,387
Red Hat, Inc.*	2,025,380	160,227,812
ServiceNow, Inc.*	1,130,537	94,004,152
Splunk, Inc.*(a)	1,551,923	89,421,803

		601,486,937

Specialty Retail — 8.3%
AutoZone, Inc.*	118,384	92,715,981
Burlington Stores, Inc.*(a)	1,169,197	102,795,800
O’Reilly Automotive, Inc.*	248,200	68,130,900
Ross Stores, Inc.	1,778,034	120,177,318
Signet Jewelers Ltd.(a)	978,693	89,344,884
Ulta Salon Cosmetics & Fragrance, Inc.*	505,761	131,244,980

		604,409,863

Textiles, Apparel & Luxury Goods — 0.7%
Kate Spade & Co.*	2,608,287	38,733,062
Under Armour, Inc. (Class A Stock)*(a)	415,140	12,786,312

		51,519,374

TOTAL LONG-TERM INVESTMENTS (cost $5,485,668,601)		7,127,886,486

SHORT-TERM INVESTMENTS — 3.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	112,454,646	112,454,646
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $167,333,393; includes $167,171,597 of cash collateral for securities on loan)(b)(c)	167,333,353	167,383,553

TOTAL SHORT-TERM INVESTMENTS (cost $279,788,039)		279,838,199

TOTAL INVESTMENTS — 101.9% (cost $5,765,456,640)(d)		7,407,724,685
Liabilities in excess of other assets — (1.9)%		(138,568,872)

NET ASSETS — 100.0%		$7,269,155,813

The following abbreviation is used in the quarterly schedule of portfolio holdings:

REITs	Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $163,534,626; cash collateral of $167,171,597 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$5,781,148,534

Appreciation	1,909,689,969
Depreciation	(283,113,818)

Net Unrealized Appreciation	$1,626,576,151

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$29,970,467	$—	$—
Airlines	83,360,580	—	—

	Level 1	Level 2	Level 3
Auto Components	$77,517,504	$—	$—
Banks	93,476,647	—	—
Beverages	30,052,265	—	—
Biotechnology	86,734,649	—	—
Building Products	52,419,569	—	—
Capital Markets	287,988,407	—	—
Chemicals	192,652,961	—	—
Commercial Services & Supplies	167,412,910	—	—
Communications Equipment	91,558,777	—	—
Construction & Engineering	89,368,352	—	—
Construction Materials	33,361,583	—	—
Consumer Finance	121,589,087	—	—
Containers & Packaging	59,983,198	—	—
Diversified Telecommunication Services	185,162,572	—	—
Electrical Equipment	121,031,240	—	—
Electronic Equipment, Instruments & Components	200,363,613	—	—
Equity Real Estate Investment Trusts (REITs)	171,193,146	—	—
Food & Staples Retailing	84,265,051	—	—
Food Products	266,453,315	—	—
Health Care Equipment & Supplies	297,066,760	—	—
Health Care Providers & Services	465,111,209	—	—
Hotels, Restaurants & Leisure	350,586,348	—	—
Household Products	90,147,709	—	—
Independent Power & Renewable Electricity Producers	44,404,093	—	—
Industrial Conglomerates	216,379,196	—	—
IT Services	386,212,442	—	—
Life Sciences Tools & Services	96,140,990	—	—
Media	74,373,627	—	—
Mortgage Real Estate Investment Trusts (REITs)	171,133,910	—	—
Multiline Retail	301,454,394	—	—
Oil, Gas & Consumable Fuels	165,287,099	—	—
Pharmaceuticals	89,382,735	—	—
Professional Services	128,383,143	—	—
Real Estate Management & Development	117,149,451	—	—
Road & Rail	63,374,319	—	—
Semiconductors & Semiconductor Equipment	287,966,994	—	—
Software	601,486,937	—	—
Specialty Retail	604,409,863	—	—
Textiles, Apparel & Luxury Goods	51,519,374	—	—
Affiliated Mutual Funds	279,838,199	—	—

Total	$7,407,724,685	$—	$—

During the period, there were no transfers between Level 1 and Level 2 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair value responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”) and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date January 19, 2017

* Print the name and title of each signing officer under his or her signature.